Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Share-based Payment Arrangements Information	The expense is as follows:

	UNITED STATES DOLLAR
	2020	2019	2018
Share-based payments	(14.5)	(20.5)	(37.5)

Total included in profit or loss for the year	(14.5)	(20.5)	(37.5)

Summary of Share Based Payment Performance Condition

Performance condition	Weighting	Threshold	Target	Stretch and cap
Absolute Total Shareholder Return (“TSR”)	33%	N/A - No vesting below target	Compounded cost of equity in real terms over three-year performance period	Compounded cost of equity in real terms over three-year performance period +6% per annum

Relative TSR	33%	Median of the peer group	Linear vesting to apply between median and upper quartile performance and capped at upper quartile performance

Free cash flow margin, as defined in Share Plan (“FCFM”)	34%	Average FCFM over performance period of 5% at a gold price of $1,300/oz for the 2020 and 2018 allocation (2019 allocations: $1,200/oz) - margin to be adjusted relative to the actual gold price for the three-year period	Average FCFM over performance period of 15% at a gold price of $1,300/oz for the 2020 and 2018 allocation (2019 allocations: $1,200/oz) - margin to be adjusted relative to the actual gold price for the three-year period	Average FCFM over performance period of 20% at a gold price of $1,300/oz for the 2020 and 2018 allocation (2019 allocations: $1,200/oz) - margin to be adjusted relative to the actual gold price for the three-year period

Summary of Vesting Profile
The vesting profile will be as follows:

Performance condition	Threshold	Target	Stretch and cap
Absolute TSR 1,4	0%	100%	200%
Relative TSR 1,3,4	0%	100%	200%
FCFM 2	0%	100%	200%

1	Absolute TSR and relative TSR: Linear vesting will occur between target and stretch (no vesting occurs for performance below target).
2	FCFM: Linear vesting will occur between threshold, target and stretch.
3
The peer group for the 2018 and 2019 allocations consists of 10 companies: Anglogold Ashanti, Goldcorp, Barrick, Eldorado Gold, Randgold, Yamana, Agnico Eagle, Kinross, Newmont and Newcrest. During 2019, Randgold merged with Barrick and Goldcorp merged with Newmont. The peer group will remain at 10 companies by maintaining phantom share tracking for Randgold and Goldcorp based on their respective merger ratios at the date of the merger. The peer group for the 2020 allocation consists of 10 companies: Anglogold Ashanti, Barrick, Eldorado Gold, Yamana, Agnico Eagle, Kinross, Newmont, Newcrest, Northern Star and Endeavour Mining.

4
TSR will be calculated as the compounded annual growth rate (“CAGR”) of the TSR index between the average of the 60 trading days up to the first day of the performance period and the average of the 60 trading days up to the last day of the performance period. TSR will be defined as the return on investing in ordinary shares in the Company at the start of the performance period, holding the shares and reinvesting the dividends received on the portfolio in Gold Fields shares over the performance period. The US$ TSR index, provided by external service providers will be based on the US$ share price.

Summary of Movement of Share Options Under Gold Fields Limited 2012 Share Plan
The following table summarises the movement of share options under the Gold Fields Limited 2012 Share Plan as amended in 2016 during the years ended 31 December 2020, 2019 and 2018:

	2020	2019	2018
	Performance Shares (PS)	Performance Shares (PS)	Performance Shares (PS)
Outstanding at beginning of the year	14,833,390	18,361,977	18,279,130
Movement during the year:
Granted	1,581,749	4,558,177	811,829
Exercised and released	(7,825,571)	(6,611,023)	—
Forfeited	(1,606,730)	(1,475,741)	(728,982)

Outstanding at end of the year	6,982,838	14,833,390	18,361,977

Summary of Fair Value of Equity Instruments Granted

	2020	2019	2018
The fair value of equity instruments granted during the year ended 31 December 2020, 2019 and 2018 were valued using the Monte Carlo simulation model:

Monte-Carlo simulation
Performance shares
The inputs to the model for options granted during the year were as follows:
- weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	58.4%	44.7%	58.6%
- expected term (years)	3 years	3 years	3 years
- dividend yield 1	n/a	n/a	n/a
- weighted average three-year risk free interest rate (based on US interest rates)	0.3%	1.4%	2.0%
- weighted average fair value (United States dollars)	6.4	5.7	5.0

1	There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.